Stock-Based Compensation - Key Assumptions Used to Estimate Fair Value (Details) - Stock options	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		5 years 10 months 28 days	5 years 10 months 28 days
Expected volatility		90.00%	90.00%
Risk free interest rate		3.77%	3.77%
Expected dividend yield	0.00%		0.00%